FINANCIAL RISK MANAGEMENT - CREDIT RISK - LOSS PROVISION FOR OTHER RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 423,028	¥ 606,452
Other receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	423,028	606,452
Loss provison	(6,503)	(10,590)
Stage 1 [member] | Other receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 289,495	¥ 379,116
ECL rates (as percent)	0.65%	1.57%
Loss provison	¥ (1,872)	¥ (5,959)
Stage 1 (Individual) [member] | Other receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 128,902	¥ 222,705
ECL rates (as percent)	0.00%	0.00%
Loss provison	¥ 0	¥ 0
Stage 2 [member] | Other receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 0	¥ 0
ECL rates (as percent)	0.00%	0.00%
Loss provison	¥ 0	¥ 0
Stage 3 [member] | Other receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 4,631	¥ 4,631
ECL rates (as percent)	100.00%	100.00%
Loss provison	¥ (4,631)	¥ (4,631)